Management Fee, Selling Commission, Platform Fees And Profit Share	12 Months Ended
Dec. 31, 2017
Management Fee, Selling Commission, Platform Fees And Profit Share [Abstract]
Management Fee, Selling Commission, Platform Fees And Profit Share
4.	MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE

Each Series of Units are allocated management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of a limited partner's interest and a 20% profit share. Such management fees and profit share are allocated to the limited partners of the Partnership but charged at the Master Fund level. For the years ended December 31, 2017 and 2016, the Partnership incurred Partnership-level management fees of $3,624,623 and $2,952,133, respectively. These amounts are included in the Statements of Operations under "Management fees." The management fee and profit share are described in more detail in the Master Fund's financial statements included in Section II of this annual report.

The original terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to a platform fee of 1/12 of 0.25% (0.25% per annum) based on the month end net asset value of such Series investment and are for those investors participating in asset-based or fixed fee registered investment adviser ("RIA") platforms; and 3) Series C Units which are subject to the management fees and profit share allocable to the General Partner and are for those investors participating in asset-based or fixed fee RIA platforms not subject to the Platform Fee.

The amended terms of the Series issued by the Partnership per the restated LPA dated August 24, 2017 are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units and Series C Units which are subject to management fees and profit share allocable to the General Partner, are not subject to any fees payable to Selling Agents; and 3) Series D Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 0.75% (0.75% per annum) based on the month-end Net Asset Value of such Series investment. For the years ended December 31, 2017 and 2016, Selling Commissions and Platform Fees were as follows:

	Selling Commissions		Platform Fees		Selling Commissions and Platform Fees
	2017	2016	2017	2016	2017	2016

Series A Units	$3,342,675	$2,667,559	$—	$—	$3,342,675	$2,667,559
Series B Units	14,936	—	—	22,544	14,936	22,544
Series D Units	62	—	—	—	62	—
	$3,357,673	$2,667,559	$—	$22,544	$3,357,673	$2,690,103

Amounts were charged at the Master Fund level and allocated to applicable Partnership investors only. No amounts were allocated to Series C Units.